Income tax (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Loss before income tax
	2013	2014	2015
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(3,509)	(1,495)	(55)
PRC	2,832	1,337	148
Others	(48)	(63)	(20)

Total	(725)	(221)	73

Deferred taxes
	2013	2014	2015
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	2	—	—
Current income tax expense	(31)	—	(13)
Income tax credit	—	—	1,050

Total income tax (expense) / credit	(29)	—	1,037

Geographic tax expense
	2013	2014	2015
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(29)	—	1,050
PRC	—	—	(13)
Others	—	—	—

Total	(29)	—	1,037

Income tax liabilities
	2014	2015
	$ in thousands	$ in thousands

Non-current	2,595	—
Current	7	7

Total	2,602	7

Deferred tax assets and liabilities
	Year ended March 31,
	2013		2014		2015
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	23,804	78	25,203	81	21,271	73
Germany	5,121	17	4,688	15	6,210	22

	28,925	95	29,891	96	27,481	95

Changes in valuation allowance
	2013	2014	2015
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	784	700	853
(Credited) / charged to income tax expense	(84)	153	3,606
	──────	──────	──────
Balance, March 31	700	853	4,459
	══════	══════	══════

Tax expense attributable to earnings
	2013	2014	2015
	$ in thousands	$ in thousands	$ in thousands

(Loss) / income before income taxes	(725)	(221)	73

Income tax benefit / (expense) on pretax income at statutory rate	120	36	(12)
Effect of different tax rates of subsidiary operating in other jurisdictions	(249)	(28)	(233)
Profit not subject to income tax	3,600	1,129	542
Expenses not deductible for income tax purposes	(3,469)	(1,137)	(336)
(Decrease) / increase in valuation allowance	(84)	153	3,606
Reversal of provision from conclusion of tax review with tax authorities	—	—	2,595
Tax expense from conclusion of tax review with tax authorities	—	—	(1,545)
Under provision of prior year	(31)	—	—
Utilization of tax losses not previously recognized / (tax losses not yet recognized)	84	(153)	(3,580)

Total income tax (expense) / credit	(29)	—	1,037